Notes and Capital Lease Payable (Details Textual) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 24, 2013	Oct. 24, 2013	Jun. 30, 2014	Dec. 31, 2013
Security and guarantee agreement with the export-import bank		$ 400,000
Interest rate		4.24%
Lease expiration date			Apr. 01, 2015	Dec. 31, 2016
Repayment of principal plus all accrued interest	402,091
Fees	1,062
De Lage Landon [Member]
Tangible asset capital lease interest rate			10.00%
Lease expiration date			Oct. 01, 2018
Capital leases, rent expense			451.50
Dell Computers [Member]
Tangible asset capital lease interest rate				15.09%
Lease expiration date				Dec. 15, 2016
Capital leases, rent expense				592.13
November 16, 2016 [Member] | Dell Computers [Member]
Tangible asset capital lease interest rate			15.09%
Lease expiration date			Nov. 16, 2016
Capital leases, rent expense			607.58
December 15, 2016 [Member] | Dell Computers [Member]
Tangible asset capital lease interest rate			15.09%
Lease expiration date			Dec. 15, 2016
Capital leases, rent expense			604.93
January 3, 2017 [Member] | Dell Computers [Member]
Tangible asset capital lease interest rate			15.09%
Lease expiration date			Jan. 03, 2017
Capital leases, rent expense			$ 415.4